[As filed copy]

(Translation)

AMENDMENT TO
SECURITIES REGISTRATION STATEMENT
(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To: Director-General of Kanto Local Finance Bureau

                                           Filing Date: September 2, 2002

Name of the Registrant Fund:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative  Charles E. Porter
of Trustees:                               Executive Vice President, Treasurer

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U.S.A.

Name and Title of Attorney-in-fact:        Akihiro Wani
                                           Attorney-at-Law
                                           Signature [Akihiro Wani]
                                           ------------------------
                                                   (Seal)

Address of Location of Attorney-in-fact:   Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                   Akihiro Wani
                                           Attorney-at-Law

Place of Liaison Contact:                  Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052

Phone Number:                              03-3224-0020

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 87.15 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 87.15 million Class M Shares. (The maximum amount expected to be sold is 1,128.59 million U.S. dollars (JPY 136 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY120.10, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on July 31, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2002 (U.S.$12.95) by 87.15 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 15 including front pages.)

REASON FOR FILING THIS AMENDMENT TO
SECURITIES REGISTRATION STATEMENT:

As of September 1, 2002, Kokusai Securities Co., Ltd. acting as the Agent Securities Company and the Distributor in Japan for Putnam U.S. Government Income Trust (the "Fund"), merged with Tokyo-Mitsubishi Securities Co., Ltd., Tokyo-Mitsubishi Personal Securities Co., Ltd. and Issei Securities Co., Ltd. to form Mitsubishi Securities Co., Ltd. under the merger agreement dated April 8, 2002. Therefore, since there occurred some changes to the Securities Registration Statement in respect of the Fund, which was filed on March 18, 2002 (as amended by the Amendment to Securities Registration Statement dated March 29, June 17, and June 28, 2002) in connection with the continuous public offering of shares of the Fund, this Amendment to Securities Registration Statement is filed pursuant to the provisions of Article 7 of the Securities Exchange Law and Article 13 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities. Relevant amendments are set out below.

C O N T E N T S

                                                                     This
                                                     Japanese       English
                                                     Original     Translation

PART I. INFORMATION CONCERNING SECURITIES               1              1

I. FOREIGN INVESTMENT FUND SECURITIES                   1              1

PART II. INFORMATION CONCERNING ISSUER                  3              4

I. DESCRIPTION OF THE FUND                              3              4

1. GENERAL INFORMATION                                  3              4

(E) Affiliated Companies of the Fund                    3              4

2. INVESTMENT POLICY                                    6              7

(C) Distribution Policy                                 6              7

3. MANAGEMENT STRUCTURE                                 7              7

(A) Outline of Management of Assets, etc.               7              7

III. OUTLINE OF THE OTHER RELATED COMPANIES             9             10

Note: The revised parts are marked with underline.


PART I. INFORMATION CONCERNING SECURITIES

I. FOREIGN INVESTMENT FUND SECURITIES

<Omitted>

[Before Amendment]

10. PLACE OF SUBSCRIPTION:

Kokusai Securities Co., Ltd. (hereinafter referred to as "Kokusai" or the "Distributor")

Tokyo Sumitomo Twin Building, East,
27-1, Shinkawa 2-chome Chuo-ku, Tokyo 104-0033 Japan

Note 1: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

Note 2: Kokusai Securities Co., Ltd. is scheduled to be merged with Tokyo-Mitsubishi Securities Co., Ltd., Tokyo-Mitsubishi Personal Securities Co., Ltd. and Issei Securities Co., Ltd. as of September 1, 2002. Official name of the new company will be Mitsubishi Securities Co., Ltd.

11. DATE AND PLACE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to the Distributor (Kokusai) or the sales handling companies within 4 business days in Japan from the day when Distributor (Kokusai) or the sales handling companies confirms the execution of the order (the "Trade Day"). The total issue price for each Application Day will be transferred by the Distributor (Kokusai) to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 3 Fund Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

12. OUTLINE OF UNDERWRITING, ETC.:

(A) Kokusai undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Retail Management L.P. in connection with the sale of the Shares in Japan.

(B) Kokusai will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (hereinafter referred to as the "Sales Handling Company") to the Fund.

Note: "The Sales Handling Company" mean a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc, concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

(C) The Fund has appointed Kokusai as the Agent Company in Japan.

Note: "The Agent Company" shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

13. MISCELLANEOUS:

(A) Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements ("Account Agreement") and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Kokusai on the Payment Date.

<Omitted>

[After amendment]

10. PLACE OF SUBSCRIPTION:

Mitsubishi Securities Co., Ltd. (hereinafter referred to as "Mitsubishi" or the "Distributor")

5-2, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005 Japan

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

11. DATE AND PLACE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to the Distributor (Mitsubishi) or the sales handling companies within 4 business days in Japan from the day when Distributor (Mitsubishi) or the sales handling companies confirms the execution of the order (the "Trade Day"). The total issue price for each Application Day will be transferred by the Distributor (Mitsubishi) to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 3 Fund Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

12. OUTLINE OF UNDERWRITING, ETC.:

(A) Mitsubishi undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Retail Management L.P. in connection with the sale of the Shares in Japan.

(B) Mitsubishi will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies
(hereinafter referred to as the "Sales Handling Company") to the Fund.

Note: "The Sales Handling Company" mean a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc, concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

(C) The Fund has appointed Mitsubishi as the Agent Company in Japan.

Note: "The Agent Company" shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

13. MISCELLANEOUS:

(A) Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements ("Account Agreement") and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Mitsubishi on the Payment Date.

<Omitted>

PART II. INFORMATION CONCERNING ISSUER

I. DESCRIPTION OF THE FUND

1. GENERAL INFORMATION

(E) Affiliated Companies of the Fund:

[Before Amendment]

(4) Kokusai Securities Co., Ltd. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.

[After Amendment]

(4) Mitsubishi Securities Co., Ltd. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.

[Before Amendment]

                       Related Companies of the Fund

                                   Fund

                    Putnam U.S. Government Income Trust

                                Trustees              Investor
                            (Agreement and            Servicing
                          Declaration of Fund)        Agreement

Distibution                                           Custodian
Agreement                                             Agreement

Principal                                             Custodian
Underwriter                                           Investor Servicing
                                                      Agent

Putnam Retail Management                              Putnam Fiduciary
L.P.                                                  Trust Company

(acts as distributor)                                 (acts as custodian and
                                                      investor servicing
                                                      agent of the Fund)

Japan Dealer Sales
Agreement

            Agent Securities               Management Contract
            Company Agreement

Distributor in Japan                       Investment
Agent Securities Company                   Management Company

Kokusai Securities Co., Ltd.               Putnam Investment Management, LLC

(forwarding of sales in Japan              (acts as investment management of
and rendering of service as                the Fund and investment adviser
agent company)                             concerning the Fund's assets)


[After Amendment]

                       Related Companies of the Fund

                                   Fund

                    Putnam U.S. Government Income Trust

                                Trustees              Investor
                            (Agreement and            Servicing
                          Declaration of Fund)        Agreement

Distibution                                           Custodian
Agreement                                             Agreement

Principal                                             Custodian
Underwriter                                           Investor Servicing
                                                      Agent

Putnam Retail Management                              Putnam Fiduciary
L.P.                                                  Trust Company

(acts as distributor)                                 (acts as custodian and
                                                      investor servicing
                                                      agent of the Fund)

Japan Dealer Sales
Agreement

            Agent Securities               Management Contract
            Company Agreement

Distributor in Japan                       Investment
Agent Securities Company                   Management Company

Mitsubishi Securities Co., Ltd.            Putnam Investment Management, LLC

(forwarding of sales in Japan              (acts as investment management of
and rendering of service as                the Fund and investment adviser
agent company)                             concerning the Fund's assets)


2. INVESTMENT POLICY

(C) Distribution Policy:

[Before Amendment]

The Fund distributes net investment income monthly and any net realized capital gains annually. The payment to Japanese investors may be made until the end of each month by Kokusai.

[After Amendment]

The Fund distributes net investment income monthly and any net realized capital gains annually. The payment to Japanese investors may be made until the end of each month by Mitsubishi.

3. MANAGEMENT STRUCTURE

(A) Outline of Management of Assets, etc.:

B. Management Fee, etc.:

[Before Amendment]

(c) Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management L.P. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management L.P. makes quarterly payments to Kokusai and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Kokusai and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Retail Management L.P. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Retail Management L.P. may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2001, the Fund paid fees under the distribution plan of $605,161 for Class M shares.

[After Amendment]

(c) Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management L.P. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management L.P. makes quarterly payments to Mitsubishi and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Mitsubishi and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Retail Management L.P. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Retail Management L.P. may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2001, the Fund paid fees under the distribution plan of $605,161 for Class M shares.

C. Sales, Repurchases and Custody:

(2) Repurchase of Shares:

[Before Amendment]

b. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor (Kokusai), provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

<Omitted>

[After Amendment]

b. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor (Mitsubishi), provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

<Omitted>

[Before Amendment]

d. Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Kokusai.

[Before Amendment]

d. Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Mitsubishi.

III. OUTLINE OF THE OTHER RELATED COMPANIES

1. RELATED PARTIES

[Before Amendment]

(C) Kokusai Securities Co., Ltd. (Distributor in Japan and Agent
Securities Company)

(1) Amount of Capital

JPY65.2 billion as of January 31, 2002

(2) Description of Business

Kokusai Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in handling the sales and redemption of the Fund Shares as the Designated Securities Company for the investment trust funds of Kokusai Asset Management Co., Ltd., and as the Underwriting Company and the Agent Securities Company for Fresh Korea Fund, Loomis Sayles Managed Bond Fund, ACM International Health Care Fund, Putnam High Yield Advantage Fund, ACM American Growth Portfolio Fund, ACM Global Growth Trend Portfolio, Evergreen Small Company Growth Fund, Asia Network Growth Fund, Evergreen Global Opportunities Fund, Super Phoenix Fund, Super Phoenix Fund II, Solomon Euro Bond Fund A/B, Putnam U.S. Government Income Trust, Everyone, Galois and Apolon Europe Equity Fund A/B, and as the Underwriting Company for AGF Canadian Growth Equity Fund, Invesco G.T. Investment Fund, Morgan Stanley Money Market Family and UBS (Lux) Money Market Fund and Goldman Sachs Euro MMF.

<Omitted>

[After Amendment]

(C) Mitsubishi Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

(1) Amount of Capital

JPY65.2 billion as of September 2, 2002

(2) Description of Business

Mitsubishi Securities Co., Ltd. is a securities company registered under the Securities Exchange Law of Japan with the Commissioner of Financial Services Agency. It engages in offering, underwriting, distribution and intermediary of the securities and other businesses related to securities business.

Note: Mitsubishi Securities Co., Ltd. was established through the merger of Kokusai Securities Co., Ltd., Tokyo-Mitsubishi Securities Co., Ltd., Tokyo-Mitsubishi Personal Securities Co., Ltd. and Issei
Securities Co., Ltd. as of September 1, 2002.

<Omitted>


[As filed copy]

(Translation)

EXTRAORDINARY REPORT

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

EXTRAORDINARY REPORT

To:  Director-General of Kanto Local Finance Bureau

Filing Date:                               September 2, 2002

Name of the Registrant Fund:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative  Charles E. Porter
of Trustees:                               Executive Vice President, Treasurer

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U.S.A.

Name and Title of Attorney-in-fact:        Akihiro Wani
                                           Attorney-at-Law
                                           Signature [Akihiro Wani]
                                           ------------------------
                                                   (Seal)

Address of Location of Attorney-in-fact:   Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                   Akihiro Wani
                                           Attorney-at-Law

Place of Liaison Contact:                  Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052

Phone Number:                              03-3224-0020

Places where a copy of this Extraordinary Report is available for Public Inspection

Not applicable.

(Total number of pages of this Extraordinary Report is 3 including front pages.)

I. REASON FOR FILING THIS EXTRAORDINARY REPORT:

As of September 1, 2002, Kokusai Securities Co., Ltd., acting as the Agent Securities Company and the Distributor in Japan for Putnam U.S. Government Income Trust (the "Fund"), merged with Tokyo-Mitsubishi Securities Co., Ltd., Tokyo-Mitsubishi Personal Securities Co., Ltd. and Issei Securities Co., Ltd. to form Mitsubishi Securities Co., Ltd. under the merger agreement dated April 8, 2002. Therefore, since some changes occurred to the affiliated company of the Fund, this Extraordinary Report is filed pursuant to the provisions of Article 24-5, Paragraph 4 of the Securities Exchange Law and Article 29 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities.

II. CONTENTS OF THE REPORTS

(1) Name, Amount of Capital and Outline of Related Business of the Affiliated Company

Name:  Mitsubishi Securities Co., Ltd.

Amount of Capital:  JPY65.2 billion as of September 1, 2002

Outline of Related Business:

Mitsubishi Securities Co., Ltd. is engaging in forwarding the purchase or repurchase orders for the shares of the Fund in Japan and also act as the Agent Securities Company.

(2) Effective date of the Merger

September 1, 2002